Exception Standard Report
Run Date - 6/XX/2020 12:49:03 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Investor Loan Number	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Refinance Cash-out - Debt Consolidation	Primary	7/XX/2018	NJ	$220,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	open		3	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.75960% or Final Disclosure APR of 8.76000% is in excess of allowable threshold of APOR 4.61% + 1.5%, or 6.11000%. Compliant Higher Priced Mortgage Loan.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Refinance Cash-out - Debt Consolidation	Primary	7/XX/2018	NJ	$220,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cleared	8/XX/2018	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal re-inspection fee was added on 6/XX/18 LE with no COC. The appraisal "subject to completion" was dated 6/XX/18, invoice shows delivery date of 6/XX/18. Please provide evidence of when lender received this appraisal if attempting to clear, otherwise refund is required.	7/XX/2019	Reviewer Comment (2019-01-22): Report and invoice dated 6/XX/18 are sufficient as COC to rebaseline fee, clearing the exception.

																									Buyer Comment (2019-01-22): We received invoice and reinspection report on 6-27, I have attached the invoice for the re-inspection for $175, and the COC and LE for the fee being charged
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Refinance Cash-out - Debt Consolidation	Primary	7/XX/2018	NJ	$220,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cleared	8/XX/2018	1	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/06/2018)	This will be cured when all tolerance exceptions are resolved.		7/XX/2019	Reviewer Comment (2019-01-22): Report and invoice dated 6/XX/18 are sufficient as COC to rebaseline fee, clearing the exception.
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	open		3	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.97910% or Final Disclosure APR of 6.39870% is in excess of allowable threshold of APOR 4.58% + 1.5%, or 6.08000%. Compliant Higher Priced Mortgage Loan.	Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2019-01-22): Compliant Higher Priced Mortgage Loan Reviewer Comment (2019-10-29): Reopened at clients request
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cleared	8/XX/2018	1	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 07/XX/2018 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Final Closing Disclosure issued 7/XX/2018 was less than 3 business days prior to closing date of 7/XX/2018		7/XX/2019	Reviewer Comment (2019-01-22): APR was within tolerance, no exception was required.
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Credit	Miscellaneous	Credit	cleared	10/XX/2019	1	Credit Exception:		Recent Credit Event. Credit reports reflects a Chapter 13 Bankruptcy discharged 9/XX/2016. Guidelines for EA Plus do not allow a bankruptcy within past 4 years.			Reviewer Comment (2019-01-22): Program changed to core. Buyer Comment (2019-01-22): (XXXX)please see pipeline report. Program changed to EA Core.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cured	9/XX/2018	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)	Fee for Title - Document Prep for $125 listed in Section B - services borrower did not shop for was not disclosed on the Loan Estimate. No cure was provided.	7/XX/2019	Reviewer Comment (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Reviewer Comment (2019-01-22): AMC received the following:  Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88.  Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees.  Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by..  In addition, proof of delivery of refund is required to cure.

																									Buyer Comment (2019-01-22): (XXXX)please see docs
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cured	9/XX/2018	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC). Fee Amount of $4.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77208)	Fee for Title - Guaranty Fee for $4.50 listed in Section B - services borrower did not shop for was not disclosed on the Loan Estimate. No cure was provided.	7/XX/2019	Reviewer Comment (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Buyer Comment (2019-01-22): (XXXX)please see PC CD, LOE, Delivery to borrower as well as delivery of refund check

																									Reviewer Comment (2019-01-22): AMC received the following: Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88. Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees. Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by.. In addition, proof of delivery of refund is required to cure.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cured	9/XX/2018	2	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/30/2018)	No cure was provided for zero tolerance fees exceeding tolerance.	7/XX/2019	Reviewer Comment (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

																									Reviewer Comment (2019-01-22): AMC received the following: Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88. Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees. Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by.. In addition, proof of delivery of refund is required to cure.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cured	9/XX/2018	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $244.38 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Fee for Loan Discount Points of $244.38 listed in Section A was not disclosed on the Loan Estimate. A change of circumstance form was not provided. No cure was provided.	7/XX/2019	Reviewer Comment (2019-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

																									Reviewer Comment (2019-01-22): AMC received the following: Post Close CD dated 08/XX/2018, LOE and Cure Check for $373.88. Post Close CD page 2 Section J needs to reflect $373.88 for increase in closing cost fees. Page 3 Calculating Cash to Close needs to have $373.88 for Exceeds legal limit by.. In addition, proof of delivery of refund is required to cure.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	7/XX/2018	TX	$195,500.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Insurance	Insurance Analysis	Credit	cleared	8/XX/2018	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Policy reflects coverage of $157,000 with replacement coverage of $31,400 for total of $188,400 leaving a shortfall of $7,100. A replacement cost estimator from insurance provider was not located in file.	Reviewer Comment (2019-01-22): Coverage included other structures. backed out the garage from replacement cost as covered by $300,000 "other structures" coverage. Subsequently the dwelling coverage is sufficient.

																									Buyer Comment (2019-01-22): (XXXX)please see HOI policy. Other structures coverage is $300K and should be included in total coverage amount
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	11/XX/2018	TX	$482,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Guideline	Guideline Issue	Credit	cleared	11/XX/2018	1	The file is missing evidence of the Total Monthly Income taxes used by lender to calculate the VA Residual Income.	The file is missing monthly taxes used by the lender to calculate residual income	Reviewer Comment (2019-01-22): Based on 10/18 guides, VA WS not required, borrowers have sufficient income.

Buyer Comment (2019-01-22): (XXXX)Section 12.3 Residual income: Residual income equals Gross Qualifying Income less Monthly Debt (as included in the debt-to-income ratio)
$15796.90 gross income - $7828.36 total mthly pymts = $7968.54 > $2800 ($2500 + 150 + 150)

Reviewer Comment (2019-01-22): Per updated guides, section 4.2 Loans with DTIs greater than 43% and HPMLs must follow SGCP’s residual income requirements as noted in Section 12.3.  Exception remains.

Seller Comment (2019-01-22): Note from u/w:
																									XXXX doesn’t require VA income calculator and if trying to sell to SG neither do they as of 11/XX/18 guidelines.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	11/XX/2018	TX	$482,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Guideline	Guideline Issue	Credit	open	2	Margin is ineligible per guidelines.	Margin of 3.50% is ineligible for product. Guidelines state a margin of $%.	Increase in residual income by 10% or greater. Borrower has residual income of $8,518.08 a month FICO score above minimum by 20 points or greater. Borrowers fico is 676 guideline required fico is 580.	Reviewer Comment (2019-01-22): Client elected to waive the exception with verified compensating factors.

Buyer Comment (2019-01-22): (XXXX)SG elects to allow 3.5% margin.

Seller Comment (2019-01-22): This was u/w to XXXX’s guides so Margin is XXXX’s margin

																									Reviewer Comment (2019-10-29): Reopened at Client’s request.
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	11/XX/2018	TX	$482,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Compliance	Federal Compliance	Compliance	cleared	11/XX/2018	1	TRID Final Closing Disclosure Homeowner’s Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2018 disclosed homeowner’s insurance under Prepaids that does not match amount per month calculation. (Final/XX/02/2018)	The closing CD reflects Homeowner’s Insurance for 12 months of $1384 but monthly of $107.09 does not match. The Hazard policy statement reflects $1285 and a non-recurring $99 fee.	11/XX/2019	Reviewer Comment (2019-01-22): Confirmed from the HOI invoice (document 0081) That the premium is $1285 and there is a non-recurring fee of $99 that was due. Total due for the New Insurance Business was $1384 while the actual Policy is $1285.

Buyer Comment (2019-01-22): (XXXX)Seller response:

Drop Mortgage/FUNDLOANS - XXXX - 7m agoPortal
$1384 was due which is why it reflects in the prepaids.  $1285 is the annual premium  (which does not include the non-recurring agency fee) so the monthly calculation is $107.09 as shown in section G.  CD is correct

																									Seller Comment (2019-01-22): $1384 was due which is why it reflects in the prepaids. $1285 is the annual premium (which does not include the non-recurring agency fee) so the monthly calculation is $107.09 as shown in section G. CD is correct
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Purchase	Primary	11/XX/2018	TX	$482,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Insurance	Insurance Analysis	Credit	cleared	11/XX/2018	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is less than loan amount and appraisal cost to rebuild. The policy is missing the insurer’s estimate replacement cost.			Reviewer Comment (2019-01-22): Replacement cost calculator provided. Seller Comment (2019-01-22): Please see attached Insurance policy and cost estimate
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Purchase	Primary	11/XX/2018	TX	$482,000.00	Loan Review Complete	1/XX/2019 4:22:12 PM	Asset	Asset Calculation / Analysis	Credit	cleared	11/XX/2018	1	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $93,958.25 is less than Cash From Borrower $120,429.15.	Short funds to close and reserves. There was a gift on initial 1003s not on final and no gift fund verification was provided.	Reviewer Comment (2019-01-22): Gift letter provided. Clearing issue.

Seller Comment (2019-01-22): Reviewer Comment: Gift Letter from the donor is required to clear this exception.

Reviewer Comment (2019-01-22): Gift Letter from the donor is required to clear this exception.

Reviewer Comment (2019-01-22): Received the wire reflecting $55,0000 deposited to escrow on 11/XX/2018, however guidelines require a Gift Letter verifying relationship to borrower, source of funds and verbiage saying no repayment is required.  Please provide the Gift Letter.

Buyer Comment (2019-01-22): (XXXX)Seller response:
Drop Mortgage/FUNDLOANS - XXXX - 14m agoPortal
Note from u/w:

The gift funds were wired directly into escrow at closing and ended up being only 55k

Seller Comment (2019-01-22): Note from u/w:
																									The gift funds were wired directly into escrow at closing and ended up being only 55k
XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	Refinance Rate/Term	Primary	2/XX/2020	CA	$961,491.00	Reviewed with Exceptions	3/XX/2020 8:22:34 PM	Document Inventory	General	Credit	open		2	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.